Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details) (10-K)	Jul. 31, 2020	Jul. 31, 2019
Year-end RM: US$1 Exchange Rate [Member]
Foreign currency exchange rate, translation	4.24	4.12
Year-average RM: US$1 Exchange Rate [Member]
Foreign currency exchange rate, translation	4.22	4.13
Year-end HK$: US$1 Exchange Rate [Member]
Foreign currency exchange rate, translation	7.75	7.83
Year-average HK$: US$1 Exchange Rate [Member]
Foreign currency exchange rate, translation	7.14	7.84